SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 107.1%
Fannie Mae — 73.7%
$17,000,000	(TBA), 3.50%, 7/1/55	$15,428,265
13,000,000	(TBA), 3.00%, 7/1/55	11,336,910
44,400,000	(TBA), 2.50%, 7/1/55	37,094,202
77,500,000	(TBA), 2.00%, 7/1/56	61,856,470
7,500,000	(TBA), 6.00%, 7/1/56	7,661,100
36,202	Pool #258022, 5.50%, 5/1/34	36,993
32,780	Pool #258070, 5.00%, 6/1/34	32,996
30,775	Pool #258157, 5.00%, 8/1/34	30,856
57,199	Pool #258251, 5.50%, 1/1/35	58,450
40,807	Pool #258394, 5.00%, 5/1/35	41,116
30,379	Pool #258410, 5.00%, 4/1/35	30,609
64,672	Pool #258450, 5.50%, 8/1/35	66,181
100,115	Pool #258627, 5.50%, 2/1/36	101,289
3,836	Pool #258737, 5.50%, 12/1/35	3,850
13,516	Pool #259378, 6.00%, 12/1/31	13,929
7,719	Pool #259393, 6.00%, 1/1/32	7,885
23,249	Pool #259590, 5.50%, 11/1/32	23,584
44,244	Pool #259611, 5.50%, 11/1/32	44,882
18,203	Pool #259671, 5.50%, 2/1/33	18,465
43,813	Pool #259686, 5.50%, 3/1/33	44,573
34,023	Pool #259761, 5.00%, 6/1/33	34,220
43,049	Pool #259777, 5.00%, 7/1/33	43,299
28,257	Pool #259789, 5.00%, 7/1/33	28,421
29,037	Pool #259830, 5.00%, 8/1/33	29,205
18,773	Pool #259848, 5.00%, 9/1/33	18,881
41,778	Pool #259867, 5.50%, 10/1/33	42,503
19,099	Pool #259869, 5.50%, 10/1/33	19,165
19,858	Pool #259998, 5.00%, 3/1/34	19,989
230,299	Pool #470828, 3.53%, 3/1/32	220,280
15,425	Pool #579402, 6.50%, 4/1/31	15,965
12,693	Pool #583728, 6.50%, 6/1/31	13,138
3,484	Pool #590931, 6.50%, 7/1/31	3,603
19,326	Pool #607611, 6.50%, 11/1/31	20,004
20,485	Pool #644437, 6.50%, 6/1/32	21,273
377,657	Pool #663159, 5.00%, 7/1/32	379,213
19,891	Pool #670278, 5.50%, 11/1/32	20,178
28,591	Pool #677591, 5.50%, 12/1/32	29,003
113,743	Pool #695961, 5.50%, 1/1/33	115,370
73,655	Pool #696407, 5.50%, 4/1/33	74,933
198,378	Pool #702478, 5.50%, 6/1/33	201,821
61,427	Pool #702479, 5.00%, 6/1/33	61,783
19,423	Pool #723066, 5.00%, 4/1/33	19,449
85,862	Pool #723067, 5.50%, 5/1/33	87,352
83,044	Pool #723070, 4.50%, 5/1/33	82,516
101,787	Pool #727311, 4.50%, 9/1/33	101,139

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$75,166	Pool #727312, 5.00%, 9/1/33	$75,601
38,809	Pool #727315, 6.00%, 10/1/33	40,008
22,455	Pool #738589, 5.00%, 9/1/33	22,584
27,680	Pool #739269, 5.00%, 9/1/33	27,839
19,006	Pool #748041, 4.50%, 10/1/33	18,985
51,508	Pool #749891, 5.00%, 9/1/33	51,806
19,416	Pool #753533, 5.00%, 11/1/33	19,435
23,978	Pool #755679, 6.00%, 1/1/34	24,741
225,511	Pool #777621, 5.00%, 2/1/34	226,819
50,829	Pool #781741, 6.00%, 9/1/34	52,479
26,347	Pool #781959, 5.50%, 6/1/34	26,923
7,512	Pool #783893, 5.50%, 12/1/34	7,538
45,775	Pool #783929, 5.50%, 10/1/34	46,779
36,200	Pool #799548, 6.00%, 9/1/34	37,378
413,927	Pool #806754, 4.50%, 9/1/34	411,471
166,498	Pool #806757, 6.00%, 9/1/34	171,947
169,136	Pool #806761, 5.50%, 9/1/34	172,844
72,127	Pool #808205, 5.00%, 1/1/35	72,607
25,532	Pool #815009, 5.00%, 4/1/35	25,544
32,086	Pool #820336, 5.00%, 9/1/35	32,329
65,889	Pool #822008, 5.00%, 5/1/35	66,392
100,283	Pool #829276, 5.00%, 8/1/35	101,050
47,766	Pool #829649, 5.50%, 3/1/35	48,813
17,028	Pool #845245, 5.50%, 11/1/35	17,087
8,715	Pool #866969, 6.00%, 2/1/36	8,904
54,837	Pool #884693, 5.50%, 4/1/36	56,209
116,773	Pool #885724, 5.50%, 6/1/36	118,003
49,882	Pool #919368, 5.50%, 4/1/37	51,171
199,874	Pool #922582, 6.00%, 12/1/36	208,049
74,215	Pool #934941, 5.00%, 8/1/39	74,819
225,192	Pool #934942, 5.00%, 9/1/39	227,020
148,136	Pool #948600, 6.00%, 8/1/37	154,690
51,651	Pool #952678, 6.50%, 8/1/37	54,610
67,943	Pool #986239, 6.00%, 7/1/38	69,421
92,751	Pool #986957, 5.50%, 7/1/38	95,370
123,389	Pool #990617, 5.50%, 9/1/38	126,890
112,022	Pool #AA0645, 4.50%, 3/1/39	110,856
92,179	Pool #AA3207, 4.50%, 3/1/39	91,721
80,446	Pool #AA7042, 4.50%, 6/1/39	79,609
122,532	Pool #AA7658, 4.00%, 6/1/39	118,423
513,826	Pool #AB7798, 3.00%, 1/1/43	468,189
712,631	Pool #AB9204, 3.00%, 4/1/43	645,065
47,958	Pool #AC1463, 5.00%, 8/1/39	48,155
190,376	Pool #AC2109, 4.50%, 7/1/39	188,394
202,069	Pool #AC4395, 5.00%, 9/1/39	203,713
75,802	Pool #AC5329, 5.00%, 10/1/39	76,419
137,682	Pool #AC6305, 5.00%, 11/1/39	138,800
109,200	Pool #AC6307, 5.00%, 12/1/39	110,087

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$168,842	Pool #AC6790, 5.00%, 12/1/39	$170,213
243,000	Pool #AC7199, 5.00%, 12/1/39	244,930
227,532	Pool #AD1470, 5.00%, 2/1/40	229,224
149,680	Pool #AD1586, 5.00%, 1/1/40	150,895
170,418	Pool #AD1638, 4.50%, 2/1/40	168,657
108,559	Pool #AD1640, 4.50%, 3/1/40	107,437
127,587	Pool #AD1988, 4.50%, 2/1/40	126,256
138,127	Pool #AD2896, 5.00%, 3/1/40	139,895
274,012	Pool #AD4458, 4.50%, 4/1/40	271,187
149,362	Pool #AD4940, 4.50%, 6/1/40	147,820
44,900	Pool #AD4946, 4.50%, 6/1/40	44,735
94,084	Pool #AD5728, 5.00%, 4/1/40	95,288
41,805	Pool #AD7242, 4.50%, 7/1/40	41,374
71,485	Pool #AD7256, 4.50%, 7/1/40	70,748
111,213	Pool #AD7271, 4.50%, 7/1/40	110,066
207,251	Pool #AD7272, 4.50%, 7/1/40	205,114
69,943	Pool #AD8960, 5.00%, 6/1/40	71,068
259,165	Pool #AD9614, 4.50%, 8/1/40	256,487
559,112	Pool #AE2012, 4.00%, 9/1/40	540,210
92,824	Pool #AE2023, 4.00%, 9/1/40	89,689
145,491	Pool #AE5432, 4.00%, 10/1/40	140,581
261,681	Pool #AE5435, 4.50%, 9/1/40	258,966
76,614	Pool #AE5806, 4.50%, 9/1/40	76,194
230,695	Pool #AE5861, 4.00%, 10/1/40	222,895
103,310	Pool #AE5862, 4.00%, 10/1/40	99,815
211,696	Pool #AE6850, 4.00%, 10/1/40	204,539
120,359	Pool #AE7699, 4.00%, 11/1/40	116,286
326,531	Pool #AE7703, 4.00%, 10/1/40	315,481
99,775	Pool #AH0300, 4.00%, 11/1/40	96,400
86,292	Pool #AH0301, 3.50%, 11/1/40	81,780
92,654	Pool #AH0306, 4.00%, 12/1/40	89,525
290,230	Pool #AH0508, 4.00%, 11/1/40	280,418
374,887	Pool #AH0537, 4.00%, 12/1/40	362,206
431,495	Pool #AH0914, 4.50%, 11/1/40	427,036
211,190	Pool #AH0917, 4.00%, 12/1/40	204,050
168,168	Pool #AH1077, 4.00%, 1/1/41	162,572
153,754	Pool #AH2973, 4.00%, 12/1/40	148,561
183,429	Pool #AH2980, 4.00%, 1/1/41	177,225
415,345	Pool #AH5656, 4.00%, 1/1/41	401,296
240,580	Pool #AH5658, 4.00%, 2/1/41	232,446
160,218	Pool #AH5662, 4.00%, 2/1/41	154,807
128,956	Pool #AH6764, 4.00%, 3/1/41	124,596
364,651	Pool #AH6768, 4.00%, 3/1/41	352,348
183,335	Pool #AH7281, 4.00%, 3/1/41	178,715
90,710	Pool #AH7526, 4.50%, 3/1/41	89,653
195,801	Pool #AH7537, 4.00%, 3/1/41	189,276
116,013	Pool #AH8878, 4.50%, 4/1/41	114,663

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$57,729	Pool #AH8885, 4.50%, 4/1/41	$57,058
285,245	Pool #AI0114, 4.00%, 3/1/41	275,621
199,268	Pool #AI1846, 4.50%, 5/1/41	196,944
316,438	Pool #AI1848, 4.50%, 5/1/41	312,747
237,435	Pool #AI1849, 4.50%, 5/1/41	234,668
143,483	Pool #AJ0651, 4.00%, 8/1/41	138,640
470,050	Pool #AJ9133, 4.00%, 1/1/42	454,191
149,224	Pool #AK6715, 3.50%, 3/1/42	140,470
288,214	Pool #AK6716, 3.50%, 3/1/42	270,639
140,112	Pool #AK6718, 3.50%, 2/1/42	131,885
197,361	Pool #AM6907, 3.68%, 10/1/32	188,684
350,000	Pool #AN0360, 3.95%, 12/1/45	300,558
738,158	Pool #AN5053, 3.34%, 4/1/27	732,072
1,914,236	Pool #AN8055, 3.05%, 1/1/30	1,829,570
1,452,805	Pool #AN8121, 3.16%, 1/1/35	1,303,483
474,347	Pool #AN8915, 3.48%, 4/1/30	458,563
1,165,914	Pool #AN9702, 3.63%, 7/1/28	1,147,985
149,554	Pool #AO2923, 3.50%, 5/1/42	142,234
486,480	Pool #AO8029, 3.50%, 7/1/42	457,941
106,696	Pool #AP7483, 3.50%, 9/1/42	101,307
30,032	Pool #AQ6710, 2.50%, 10/1/27	29,638
482,681	Pool #AQ7193, 3.50%, 7/1/43	451,348
70,953	Pool #AR6928, 3.00%, 3/1/43	65,924
687,879	Pool #AS3494, 4.00%, 10/1/44	657,883
164,615	Pool #AS3929, 4.00%, 12/1/44	157,756
198,184	Pool #AS4070, 4.00%, 12/1/44	188,906
129,918	Pool #AS4390, 3.50%, 2/1/45	121,742
149,909	Pool #AS4732, 3.50%, 4/1/45	139,554
430,062	Pool #AS4905, 3.50%, 4/1/45	399,904
653,852	Pool #AS5341, 3.50%, 7/1/45	606,359
222,751	Pool #AS5576, 4.00%, 8/1/45	212,961
272,665	Pool #AS5919, 3.50%, 9/1/45	254,094
192,072	Pool #AS6303, 4.00%, 11/1/45	183,614
379,609	Pool #AS6778, 3.50%, 3/1/46	351,896
234,429	Pool #AS6958, 3.50%, 4/1/46	217,498
658,347	Pool #AS7138, 3.50%, 5/1/46	608,275
120,268	Pool #AS7139, 3.50%, 5/1/46	111,582
453,734	Pool #AS7334, 3.00%, 6/1/46	406,696
507,027	Pool #AS7335, 3.00%, 5/1/46	453,515
289,673	Pool #AS7336, 3.00%, 6/1/46	255,402
1,106,387	Pool #AS7504, 3.00%, 7/1/46	989,619
401,648	Pool #AS7516, 3.00%, 7/1/46	359,258
263,277	Pool #AS7517, 3.00%, 6/1/46	236,235
108,516	Pool #AS7518, 3.00%, 7/1/46	97,473
134,470	Pool #AS7674, 3.00%, 8/1/46	120,278
859,251	Pool #AS7676, 3.00%, 8/1/46	768,565
210,791	Pool #AS8289, 3.00%, 10/1/46	188,544
466,126	Pool #AS8633, 3.50%, 1/1/47	430,674

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$273,744	Pool #AS8776, 3.50%, 2/1/47	$252,924
136,184	Pool #AS9381, 4.00%, 4/1/47	129,621
144,671	Pool #AS9549, 4.00%, 5/1/47	137,698
178,980	Pool #AS9550, 4.00%, 5/1/47	169,922
171,508	Pool #AS9825, 4.00%, 6/1/47	163,131
372,910	Pool #AT2688, 3.00%, 5/1/43	338,648
81,977	Pool #AT3963, 2.50%, 3/1/28	80,529
27,316	Pool #AT7873, 2.50%, 6/1/28	26,838
317,816	Pool #AU2165, 3.50%, 7/1/43	297,185
101,684	Pool #AU2188, 3.50%, 8/1/43	95,646
217,013	Pool #AU7003, 4.00%, 11/1/43	210,567
153,991	Pool #AU7005, 4.00%, 11/1/43	148,353
44,594	Pool #AV0679, 4.00%, 12/1/43	43,515
223,071	Pool #AV9282, 4.00%, 2/1/44	215,321
116,562	Pool #AW1565, 4.00%, 4/1/44	112,013
489,564	Pool #AW5046, 4.00%, 7/1/44	469,438
70,383	Pool #AW5047, 4.00%, 7/1/44	67,747
91,514	Pool #AW7040, 4.00%, 6/1/44	87,992
591,287	Pool #AX2884, 3.50%, 11/1/44	548,642
406,542	Pool #AX4860, 3.50%, 12/1/44	380,864
493,606	Pool #AY1389, 3.50%, 4/1/45	457,753
62,035	Pool #AY3435, 3.50%, 5/1/45	58,070
311,851	Pool #AY5571, 3.50%, 6/1/45	289,200
228,824	Pool #BC0802, 3.50%, 4/1/46	214,970
176,532	Pool #BC0804, 3.50%, 4/1/46	163,395
200,295	Pool #BC1135, 3.00%, 6/1/46	179,914
448,598	Pool #BD5021, 3.50%, 2/1/47	415,848
840,973	Pool #BD7140, 4.00%, 4/1/47	798,339
756,533	Pool #BE4232, 3.00%, 12/1/46	676,688
157,839	Pool #BE9743, 3.50%, 4/1/47	145,789
434,681	Pool #BH2665, 3.50%, 9/1/47	400,573
238,429	Pool #BJ0657, 4.00%, 2/1/48	226,103
194,717	Pool #BJ2670, 4.00%, 4/1/48	186,091
684,858	Pool #BJ5158, 4.00%, 4/1/48	649,439
391,117	Pool #BK7924, 4.00%, 11/1/48	371,707
872,771	Pool #BL4589, 2.45%, 10/1/29	821,764
425,401	Pool #BL5454, 2.77%, 1/1/35	376,328
93,621	Pool #BO1263, 3.50%, 6/1/49	86,450
404,234	Pool #BO3599, 3.00%, 9/1/49	356,848
522,386	Pool #BO5263, 3.00%, 9/1/49	461,150
1,783,633	Pool #BO6771, 2.50%, 5/1/51	1,504,586
357,025	Pool #BP3417, 2.50%, 5/1/51	301,169
367,498	Pool #BP8731, 2.50%, 6/1/50	313,566
534,773	Pool #BP8741, 2.50%, 6/1/50	452,932
1,304,063	Pool #BQ4469, 2.00%, 2/1/51	1,053,007
444,239	Pool #BQ4493, 1.50%, 2/1/51	340,558
878,244	Pool #BQ7523, 2.00%, 11/1/50	710,085

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$626,004	Pool #BQ7524, 2.50%, 10/1/50	$533,360
3,733,414	Pool #BR0940, 2.00%, 4/1/51	3,012,075
751,674	Pool #BR1037, 2.50%, 5/1/51	634,308
1,664,530	Pool #BR1113, 2.00%, 11/1/50	1,345,238
579,520	Pool #BR1114, 1.50%, 11/1/50	444,312
257,940	Pool #BR1115, 2.50%, 12/1/50	218,066
1,022,790	Pool #BR2051, 2.50%, 6/1/51	862,776
2,120,314	Pool #BR2234, 2.50%, 8/1/51	1,787,279
838,397	Pool #BR3565, 2.00%, 1/1/51	677,283
606,776	Pool #BR3566, 2.50%, 12/1/50	516,602
965,218	Pool #BS0345, 1.61%, 1/1/36	770,114
2,640,957	Pool #BS0391, 1.63%, 1/1/33	2,238,265
500,000	Pool #BS0915, 1.62%, 3/1/31	436,049
1,000,000	Pool #BS1281, 1.59%, 3/1/31	877,485
1,770,586	Pool #BS1482, 1.61%, 3/1/31	1,569,236
684,091	Pool #BS1524, 2.01%, 3/1/33	590,417
1,495,469	Pool #BS1560, 2.03%, 4/1/31	1,342,508
200,729	Pool #BS1828, 1.58%, 5/1/28	190,884
922,615	Pool #BS4422, 2.59%, 3/1/32	839,782
227,753	Pool #BS5840, 3.78%, 7/1/32	216,313
669,000	Pool #BS6083, 4.38%, 7/1/32	651,655
400,000	Pool #BS6178, 3.41%, 7/1/29	387,099
985,275	Pool #BS8302, 4.61%, 4/1/28	986,564
2,733,727	Pool #BS8483, 4.81%, 5/1/28	2,733,727
518,089	Pool #BS8518, 4.30%, 5/1/28	516,293
9,220,000	Pool #BS8763, 4.50%, 6/1/28	9,210,377
600,000	Pool #BS9972, 5.76%, 11/1/28	613,116
1,651,119	Pool #BT6821, 2.50%, 10/1/51	1,390,757
1,074,261	Pool #BT8237, 4.00%, 6/1/52	1,008,687
224,448	Pool #BT8243, 4.00%, 6/1/52	210,730
1,022,558	Pool #BU1334, 2.50%, 2/1/52	860,046
1,690,529	Pool #BU1337, 3.00%, 2/1/52	1,481,570
180,913	Pool #BV4205, 3.00%, 2/1/52	158,507
2,106,547	Pool #BV8876, 3.50%, 4/1/52	1,916,440
9,407,000	Pool #BZ0170, 4.89%, 1/1/29	9,494,189
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,211,877
500,000	Pool #BZ3861, 4.95%, 5/1/32	509,020
8,139,000	Pool #BZ5369, 4.41%, 10/1/35	7,968,426
100,000	Pool #BZ6118, 4.09%, 1/1/31	98,293
3,415,000	Pool #BZ6124, 4.08%, 1/1/31	3,355,317
3,000,000	Pool #BZ6126, 4.08%, 1/1/31	2,947,570
4,860,000	Pool #BZ6839, 4.51%, 4/1/33	4,827,748
6,353,000	Pool #BZ7035, 4.11%, 5/1/31	6,234,277
2,369,000	Pool #BZ7123, 4.41%, 5/1/31	2,357,576
520,175	Pool #CA0114, 3.50%, 8/1/47	479,358
518,995	Pool #CA0334, 3.50%, 9/1/47	478,705
145,297	Pool #CA0536, 3.50%, 10/1/47	135,960
217,823	Pool #CA0743, 3.50%, 11/1/47	204,211

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$596,764	Pool #CA0825, 3.50%, 12/1/47	$549,938
577,296	Pool #CA0981, 3.50%, 12/1/47	531,997
172,559	Pool #CA1070, 3.50%, 1/1/48	159,163
440,543	Pool #CA1115, 3.50%, 1/1/48	405,975
651,098	Pool #CA1130, 3.50%, 1/1/48	600,008
169,220	Pool #CA1131, 3.50%, 2/1/48	156,084
264,249	Pool #CA1132, 3.50%, 1/1/48	243,514
188,652	Pool #CA1144, 3.50%, 2/1/48	173,849
46,076	Pool #CA1152, 3.50%, 2/1/48	42,461
364,737	Pool #CA1160, 3.50%, 2/1/48	336,891
383,731	Pool #CA1161, 3.50%, 2/1/48	356,655
252,911	Pool #CA1338, 4.00%, 3/1/48	239,836
503,481	Pool #CA1339, 3.50%, 3/1/48	463,163
158,499	Pool #CA1418, 4.00%, 3/1/48	152,529
171,411	Pool #CA1468, 4.00%, 3/1/48	162,788
437,529	Pool #CA1469, 4.00%, 3/1/48	414,911
150,206	Pool #CA1471, 4.00%, 3/1/48	143,429
670,448	Pool #CA1507, 4.00%, 4/1/48	635,774
363,476	Pool #CA1610, 3.50%, 3/1/48	334,370
369,024	Pool #CA1611, 4.00%, 4/1/48	349,939
373,053	Pool #CA1612, 3.50%, 4/1/48	344,081
200,892	Pool #CA1613, 4.00%, 4/1/48	190,503
174,897	Pool #CA2381, 4.00%, 9/1/48	166,098
158,064	Pool #CA2441, 4.00%, 10/1/48	150,220
150,986	Pool #CA2442, 4.00%, 10/1/48	143,493
188,242	Pool #CA2443, 4.00%, 10/1/48	178,772
178,442	Pool #CA2468, 4.00%, 10/1/48	169,465
420,101	Pool #CA2594, 4.00%, 11/1/48	399,503
287,634	Pool #CA3042, 4.00%, 1/1/49	272,749
326,741	Pool #CA3043, 4.00%, 2/1/49	310,304
156,898	Pool #CA3045, 4.50%, 1/1/49	153,279
25,635	Pool #CA3132, 4.00%, 2/1/49	24,321
146,169	Pool #CA3557, 3.50%, 5/1/49	134,603
328,653	Pool #CA3628, 3.50%, 6/1/49	301,883
181,484	Pool #CA3793, 3.50%, 6/1/49	167,162
122,877	Pool #CA3936, 3.50%, 7/1/49	113,180
383,749	Pool #CA4043, 3.00%, 8/1/49	338,765
454,129	Pool #CA4320, 3.00%, 9/1/49	400,894
633,698	Pool #CA5309, 3.00%, 3/1/50	559,537
498,663	Pool #CA5312, 3.00%, 3/1/50	440,306
1,043,916	Pool #CA6151, 2.50%, 6/1/50	884,479
264,665	Pool #CA6251, 3.00%, 6/1/50	234,577
976,279	Pool #CA6263, 2.50%, 7/1/50	826,870
1,768,508	Pool #CA6967, 2.00%, 9/1/50	1,431,122
1,263,738	Pool #CA6968, 2.00%, 9/1/50	1,022,208
983,959	Pool #CA6969, 2.00%, 9/1/50	796,245
913,330	Pool #CA6971, 2.50%, 9/1/50	772,706

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$592,018	Pool #CA6972, 2.50%, 8/1/50	$501,049
922,890	Pool #CA6973, 2.50%, 9/1/50	781,080
847,186	Pool #CA7258, 2.50%, 9/1/50	716,746
1,085,912	Pool #CA7259, 2.50%, 9/1/50	918,716
1,320,151	Pool #CA7317, 2.00%, 10/1/50	1,067,379
1,659,187	Pool #CA7549, 2.00%, 10/1/50	1,341,499
1,312,448	Pool #CA7917, 2.00%, 11/1/50	1,070,867
640,496	Pool #CA8069, 1.50%, 12/1/50	491,036
971,279	Pool #CA8070, 2.00%, 12/1/50	784,967
3,394,955	Pool #CA8077, 2.00%, 12/1/50	2,743,732
589,718	Pool #CA8425, 1.50%, 12/1/50	454,675
960,377	Pool #CA8432, 2.00%, 12/1/50	775,822
1,237,979	Pool #CA8685, 1.50%, 1/1/51	949,097
3,829,179	Pool #CA9048, 2.00%, 2/1/51	3,091,991
247,135	Pool #CB0245, 2.50%, 4/1/51	208,547
677,839	Pool #CB0437, 2.50%, 5/1/51	572,002
520,187	Pool #CB0480, 2.50%, 5/1/51	438,804
85,182	Pool #CB0576, 2.50%, 5/1/51	72,391
228,590	Pool #CB0582, 2.50%, 5/1/51	192,827
1,551,584	Pool #CB0688, 2.50%, 6/1/51	1,308,840
398,297	Pool #CB0689, 2.50%, 6/1/51	335,984
807,290	Pool #CB0972, 2.50%, 6/1/51	680,740
404,994	Pool #CB1003, 2.50%, 7/1/51	341,507
249,081	Pool #CB1010, 2.50%, 7/1/51	210,036
1,111,186	Pool #CB1060, 2.00%, 7/1/51	894,942
918,455	Pool #CB1515, 2.50%, 8/1/51	773,910
1,132,736	Pool #CB1809, 2.50%, 10/1/51	954,117
735,700	Pool #CB1956, 2.50%, 10/1/51	624,150
694,027	Pool #CB2029, 2.50%, 11/1/51	584,372
1,447,485	Pool #CB2205, 2.50%, 11/1/51	1,218,337
580,176	Pool #CB2268, 2.50%, 12/1/51	488,330
431,229	Pool #CB2467, 2.50%, 12/1/51	362,828
1,567,587	Pool #CB2515, 2.50%, 12/1/51	1,318,941
2,498,869	Pool #CB2761, 3.00%, 2/1/52	2,189,994
4,846,637	Pool #CB2797, 3.00%, 2/1/52	4,247,564
4,593,593	Pool #CB2938, 3.00%, 2/1/52	4,024,675
1,099,877	Pool #CB3052, 3.00%, 2/1/52	963,657
1,409,735	Pool #CB3281, 3.50%, 4/1/52	1,281,977
720,663	Pool #CB3489, 2.50%, 4/1/52	606,348
608,838	Pool #CB3490, 3.00%, 4/1/52	533,056
6,510,364	Pool #CB3797, 4.00%, 6/1/52	6,112,961
4,406,559	Pool #CB4056, 4.50%, 7/1/52	4,258,522
2,778,950	Pool #CB4208, 4.50%, 7/1/52	2,685,592
2,143,958	Pool #CB4272, 4.50%, 7/1/52	2,071,734
7,925,531	Pool #CB4314, 4.50%, 8/1/52	7,658,539
10,277,271	Pool #CB4463, 4.50%, 8/1/52	9,930,101
309,925	Pool #CB4473, 4.50%, 8/1/52	299,415
3,982,880	Pool #CB4539, 4.50%, 9/1/52	3,848,337

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$3,922,945	Pool #CB4595, 4.00%, 9/1/52	$3,682,571
4,815,986	Pool #CB4767, 5.00%, 9/1/52	4,765,228
2,166,062	Pool #CB4966, 5.50%, 10/1/52	2,191,242
1,550,321	Pool #CB4967, 5.50%, 10/1/52	1,568,325
7,895,409	Pool #CB5037, 5.50%, 11/1/52	7,987,193
3,267,475	Pool #CB5048, 6.00%, 11/1/52	3,360,788
4,551,693	Pool #CB5166, 6.00%, 11/1/52	4,683,837
2,145,703	Pool #CB5199, 6.00%, 11/1/52	2,206,507
1,555,157	Pool #CB5202, 6.50%, 11/1/52	1,618,529
234,708	Pool #CB5220, 6.50%, 12/1/52	244,745
2,450,025	Pool #CB5343, 6.00%, 12/1/52	2,519,993
207,475	Pool #CB5344, 6.50%, 12/1/52	217,392
1,171,641	Pool #CB5385, 6.00%, 12/1/52	1,205,101
1,568,181	Pool #CB5549, 6.00%, 1/1/53	1,609,994
721,508	Pool #CB5586, 6.00%, 1/1/53	741,954
4,173,235	Pool #CB5728, 5.50%, 2/1/53	4,218,373
1,234,386	Pool #CB5732, 5.50%, 2/1/53	1,247,737
3,978,611	Pool #CB5797, 5.50%, 3/1/53	4,014,503
1,618,152	Pool #CB5804, 6.00%, 2/1/53	1,664,164
2,192,630	Pool #CB5946, 5.50%, 3/1/53	2,212,411
2,068,309	Pool #CB5980, 5.50%, 3/1/53	2,086,650
174,106	Pool #CB6005, 5.50%, 4/1/53	175,650
1,719,284	Pool #CB6126, 5.00%, 4/1/53	1,700,825
427,329	Pool #CB6138, 5.00%, 4/1/53	422,741
483,779	Pool #CB6208, 5.50%, 5/1/53	487,995
369,190	Pool #CB6368, 5.00%, 5/1/53	365,227
1,092,588	Pool #CB6400, 5.00%, 5/1/53	1,080,857
1,187,986	Pool #CB6564, 5.50%, 6/1/53	1,197,972
266,517	Pool #CB6607, 5.50%, 7/1/53	268,671
300,535	Pool #CB6783, 5.00%, 7/1/53	297,308
215,733	Pool #CB6826, 5.50%, 7/1/53	218,203
1,251,400	Pool #CB6953, 5.50%, 8/1/53	1,261,894
1,723,346	Pool #CB6955, 6.00%, 8/1/53	1,772,350
1,839,625	Pool #CB7160, 6.50%, 9/1/53	1,913,024
216,067	Pool #CB7202, 6.50%, 10/1/53	224,553
3,018,297	Pool #CB7222, 5.50%, 10/1/53	3,043,608
984,378	Pool #CB7223, 6.00%, 10/1/53	1,012,952
455,737	Pool #CB7362, 6.00%, 10/1/53	470,200
2,322,487	Pool #CB7376, 6.00%, 10/1/53	2,388,527
1,758,009	Pool #CB7454, 6.00%, 11/1/53	1,799,629
246,172	Pool #CB7455, 6.50%, 11/1/53	255,796
156,752	Pool #CB7467, 6.50%, 11/1/53	163,564
352,452	Pool #CB7548, 6.50%, 11/1/53	366,089
1,037,236	Pool #CB7585, 6.50%, 11/1/53	1,078,621
758,607	Pool #CB7586, 7.00%, 12/1/53	800,765
663,629	Pool #CB7625, 6.50%, 12/1/53	692,017
1,684,499	Pool #CB7683, 6.00%, 12/1/53	1,724,224

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$1,482,819	Pool #CB7704, 6.50%, 12/1/53	$1,536,910
871,425	Pool #CB7728, 7.00%, 12/1/53	919,852
244,848	Pool #CB7733, 6.50%, 12/1/53	253,854
797,658	Pool #CB7918, 6.00%, 1/1/54	819,778
439,368	Pool #CB7919, 6.50%, 1/1/54	457,556
1,490,075	Pool #CB8093, 5.50%, 3/1/54	1,499,563
1,488,548	Pool #CB8094, 6.00%, 2/1/54	1,534,940
1,661,148	Pool #CB8108, 5.50%, 3/1/54	1,671,725
1,854,358	Pool #CB8261, 5.50%, 3/1/54	1,870,921
1,039,332	Pool #CB8284, 5.50%, 4/1/54	1,046,577
1,213,567	Pool #CB8285, 6.00%, 4/1/54	1,253,238
520,397	Pool #CB8445, 6.50%, 5/1/54	542,151
939,975	Pool #CB8463, 6.00%, 5/1/54	970,162
738,601	Pool #CB8585, 5.00%, 5/1/54	728,251
845,223	Pool #CB8587, 6.00%, 5/1/54	871,666
582,092	Pool #CB8618, 6.00%, 5/1/54	600,302
629,130	Pool #CB8795, 6.00%, 6/1/54	648,569
2,609,030	Pool #CB8936, 5.50%, 7/1/54	2,635,318
4,142,184	Pool #CB9076, 5.50%, 8/1/54	4,177,019
560,678	Pool #CB9265, 5.00%, 9/1/54	553,219
2,026,869	Pool #CB9267, 5.50%, 9/1/54	2,043,914
2,269,938	Pool #CB9420, 5.00%, 10/1/54	2,240,684
2,083,763	Pool #CB9600, 5.50%, 11/1/54	2,104,758
1,458,891	Pool #CB9603, 6.00%, 11/1/54	1,499,859
477,043	Pool #CB9718, 5.00%, 12/1/54	471,549
492,500	Pool #CB9720, 5.50%, 12/1/54	496,899
5,051,791	Pool #CB9865, 5.50%, 1/1/55	5,098,757
2,829,515	Pool #CB9913, 5.50%, 1/1/55	2,851,786
2,411,301	Pool #CB9914, 6.00%, 2/1/55	2,479,014
1,422,363	Pool #CC0018, 6.00%, 2/1/55	1,460,339
1,588,625	Pool #CC0063, 5.50%, 2/1/55	1,606,800
1,957,958	Pool #CC0073, 6.00%, 3/1/55	2,011,587
2,234,950	Pool #CC0166, 6.00%, 3/1/55	2,295,403
2,243,975	Pool #CC0355, 5.50%, 4/1/55	2,263,516
2,313,383	Pool #CC0356, 6.00%, 4/1/55	2,373,354
2,954,722	Pool #CC0451, 5.50%, 5/1/55	2,981,171
2,314,972	Pool #CC0495, 5.50%, 5/1/55	2,336,540
2,297,972	Pool #CC0496, 6.00%, 5/1/55	2,362,867
2,592,316	Pool #CC0518, 6.00%, 6/1/55	2,664,425
1,511,450	Pool #CC0625, 6.00%, 6/1/55	1,552,420
2,374,878	Pool #CC0648, 6.00%, 7/1/55	2,443,635
2,585,192	Pool #CC0756, 5.50%, 7/1/55	2,607,633
1,222,570	Pool #CC0799, 5.50%, 8/1/55	1,233,514
1,208,668	Pool #CC0800, 6.00%, 7/1/55	1,244,952
1,797,530	Pool #CC0934, 5.50%, 8/1/55	1,814,277
2,533,454	Pool #CC0962, 6.00%, 8/1/55	2,603,774
1,658,381	Pool #CC1126, 5.50%, 9/1/55	1,672,777
319,006	Pool #CC1127, 6.00%, 9/1/55	327,906

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$9,290,511	Pool #CC1130, 6.00%, 9/1/55	$9,554,657
2,434,361	Pool #CC1342, 5.50%, 10/1/55	2,455,493
2,058,587	Pool #CC1344, 6.00%, 10/1/55	2,115,787
3,158,810	Pool #CC1345, 6.50%, 10/1/55	3,291,614
3,049,316	Pool #CC1387, 5.00%, 11/1/55	3,008,676
4,436,049	Pool #CC1572, 5.50%, 11/1/55	4,475,758
3,450,427	Pool #CC1573, 6.00%, 11/1/55	3,549,060
3,232,084	Pool #CC1763, 5.00%, 12/1/55	3,189,008
2,004,716	Pool #CC1783, 5.00%, 12/1/55	1,977,999
2,802,798	Pool #CC1784, 5.50%, 12/1/55	2,827,128
2,324,678	Pool #CC1889, 5.00%, 12/1/55	2,296,204
1,866,643	Pool #CC2110, 5.00%, 2/1/56	1,841,755
2,178,717	Pool #CC2130, 5.00%, 2/1/56	2,149,664
1,224,831	Pool #CC2152, 5.00%, 3/1/56	1,209,822
2,096,330	Pool #CC2155, 5.50%, 3/1/56	2,115,883
3,439,470	Pool #CC2273, 5.00%, 3/1/56	3,422,741
3,234,244	Pool #CC2274, 5.50%, 3/1/56	3,290,687
1,963,347	Pool #CC2304, 5.00%, 4/1/56	1,937,977
1,485,606	Pool #CC2539, 5.50%, 4/1/56	1,497,707
1,075,454	Pool #CC2572, 5.00%, 4/1/56	1,062,276
1,517,407	Pool #CC2600, 4.50%, 5/1/56	1,456,940
204,791	Pool #CC2601, 5.00%, 5/1/56	202,062
571,518	Pool #CC2617, 5.00%, 5/1/56	568,534
4,227,798	Pool #CC2760, 5.50%, 5/1/56	4,307,731
3,211,170	Pool #CC2768, 5.00%, 5/1/56	3,197,801
1,848,929	Pool #CC2793, 5.00%, 6/1/56	1,825,998
1,599,443	Pool #CC2795, 5.50%, 5/1/56	1,615,203
1,831,680	Pool #CC2924, 5.00%, 6/1/56	1,812,424
2,775,440	Pool #CC2925, 5.50%, 6/1/56	2,807,785
2,100,087	Pool #CC2946, 5.50%, 6/1/56	2,123,184
64,075	Pool #MC0014, 5.50%, 12/1/38	65,880
67,830	Pool #MC0127, 4.50%, 7/1/39	67,124
203,087	Pool #MC0154, 4.50%, 8/1/39	200,971
68,550	Pool #MC0160, 4.50%, 8/1/39	67,837
104,889	Pool #MC0177, 4.50%, 9/1/39	103,797
94,757	Pool #MC0270, 4.50%, 3/1/40	93,778
120,018	Pool #MC0584, 4.00%, 1/1/42	116,013
		602,234,803
Freddie Mac — 25.2%
5,772,000	4.39%, 7/25/31	5,760,052
4,250,000	4.15%, 8/1/31	4,187,580
9,504,000	4.18%, 7/25/31	9,397,821
181,059	Pool #Q63813, 3.50%, 4/1/49	166,984
673,302	Pool #QB5731, 2.00%, 11/1/50	548,067
1,340,449	Pool #QB6982, 2.00%, 11/1/50	1,083,323
338,628	Pool #QB6992, 1.50%, 12/1/50	259,622
792,850	Pool #QC4676, 2.50%, 7/1/51	668,564

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$719,168	Pool #QC6090, 2.50%, 8/1/51	$610,725
956,085	Pool #QC6643, 2.50%, 8/1/51	805,618
840,526	Pool #QC9175, 2.50%, 10/1/51	713,264
1,416,064	Pool #QD0152, 2.50%, 10/1/51	1,192,329
774,980	Pool #QD7419, 3.00%, 2/1/52	678,999
252,835	Pool #QE0994, 3.50%, 4/1/52	229,921
2,723,855	Pool #QE2342, 4.00%, 5/1/52	2,557,798
3,819,058	Pool #QE7866, 4.00%, 8/1/52	3,585,346
1,115,838	Pool #QE9025, 4.00%, 8/1/52	1,047,553
459,063	Pool #QE9026, 5.00%, 8/1/52	454,224
846,287	Pool #QE9027, 4.50%, 8/1/52	817,778
1,336,084	Pool #QF0539, 4.00%, 9/1/52	1,254,217
208,543	Pool #QG5944, 5.00%, 6/1/53	206,304
226,554	Pool #RA1234, 3.50%, 8/1/49	207,894
229,679	Pool #RA1382, 3.00%, 9/1/49	202,755
1,241,258	Pool #RA1383, 3.00%, 9/1/49	1,095,753
236,227	Pool #RA1470, 3.00%, 10/1/49	208,536
251,427	Pool #RA1713, 3.00%, 11/1/49	221,954
438,222	Pool #RA1714, 3.00%, 11/1/49	386,852
581,481	Pool #RA1716, 3.00%, 11/1/49	513,318
432,112	Pool #RA1724, 2.50%, 10/1/49	366,147
346,911	Pool #RA1979, 3.00%, 12/1/49	306,302
615,873	Pool #RA1987, 3.00%, 12/1/49	543,678
1,208,912	Pool #RA1988, 3.00%, 1/1/50	1,067,198
685,498	Pool #RA2162, 3.00%, 2/1/50	605,488
447,382	Pool #RA2255, 3.00%, 3/1/50	395,164
969,328	Pool #RA2256, 3.00%, 3/1/50	856,189
657,894	Pool #RA2340, 3.00%, 3/1/50	580,902
1,050,188	Pool #RA3207, 2.50%, 7/1/50	889,143
2,274,186	Pool #RA3208, 2.50%, 7/1/50	1,925,441
759,786	Pool #RA3339, 2.00%, 8/1/50	614,838
1,118,872	Pool #RA3552, 2.00%, 9/1/50	905,420
2,097,297	Pool #RA3679, 2.00%, 9/1/50	1,696,455
1,297,372	Pool #RA3680, 2.50%, 9/1/50	1,098,020
361,681	Pool #RA3733, 2.00%, 10/1/50	292,555
381,894	Pool #RA3747, 2.00%, 9/1/50	309,038
2,304,968	Pool #RA3803, 1.50%, 12/1/50	1,767,104
359,638	Pool #RA3861, 1.50%, 10/1/50	275,744
1,328,351	Pool #RA3862, 2.00%, 10/1/50	1,074,472
1,284,343	Pool #RA3917, 1.50%, 10/1/50	984,741
2,644,161	Pool #RA3918, 2.00%, 10/1/50	2,137,878
555,509	Pool #RA3928, 1.50%, 11/1/50	425,902
182,329	Pool #RA3929, 2.00%, 10/1/50	148,415
381,871	Pool #RA4018, 2.00%, 1/1/51	308,354
508,990	Pool #RA4056, 1.50%, 11/1/50	390,237
6,357,763	Pool #RA4195, 2.00%, 12/1/50	5,138,211
4,165,195	Pool #RA4254, 2.00%, 12/1/50	3,364,771
671,806	Pool #RA4274, 1.50%, 12/1/50	515,066

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$789,725	Pool #RA4357, 2.00%, 1/1/51	$637,964
740,608	Pool #RA4377, 2.00%, 2/1/51	602,355
2,456,008	Pool #RA4503, 2.00%, 2/1/51	1,983,181
698,866	Pool #RA4548, 2.00%, 2/1/51	564,321
1,720,624	Pool #RA4578, 2.00%, 2/1/51	1,388,780
274,143	Pool #RA4590, 2.00%, 2/1/51	221,271
240,259	Pool #RA4597, 2.00%, 2/1/51	194,005
206,552	Pool #RA4618, 2.00%, 2/1/51	166,787
684,088	Pool #RA4621, 2.00%, 2/1/51	552,153
1,159,871	Pool #RA4738, 2.00%, 3/1/51	936,176
3,270,888	Pool #RA4745, 2.00%, 3/1/51	2,640,056
1,206,490	Pool #RA4775, 2.00%, 3/1/51	973,803
846,996	Pool #RA4835, 2.50%, 3/1/51	715,009
1,819,457	Pool #RA4872, 2.50%, 4/1/51	1,535,932
2,623,006	Pool #RA5021, 1.50%, 4/1/51	2,010,075
335,068	Pool #RA5043, 2.50%, 4/1/51	282,751
574,071	Pool #RA5045, 2.50%, 5/1/51	488,041
2,725,151	Pool #RA5068, 2.00%, 4/1/51	2,197,670
761,401	Pool #RA5195, 2.50%, 5/1/51	636,512
640,023	Pool #RA5197, 2.50%, 5/1/51	540,091
765,371	Pool #RA5217, 2.50%, 5/1/51	653,805
1,029,471	Pool #RA5237, 2.50%, 5/1/51	868,730
1,184,270	Pool #RA5387, 2.50%, 6/1/51	1,009,165
969,749	Pool #RA5509, 2.50%, 7/1/51	823,822
435,613	Pool #RA5525, 2.50%, 7/1/51	367,327
577,194	Pool #RA5541, 2.50%, 7/1/51	486,714
1,625,631	Pool #RA5621, 2.50%, 8/1/51	1,370,296
181,082	Pool #RA5686, 2.50%, 7/1/51	152,640
1,569,591	Pool #RA5701, 2.00%, 8/1/51	1,263,591
2,894,503	Pool #RA5726, 2.50%, 8/1/51	2,438,971
1,417,200	Pool #RA5796, 2.50%, 8/1/51	1,194,163
1,444,604	Pool #RA5873, 2.50%, 9/1/51	1,217,255
596,282	Pool #RA5874, 2.50%, 9/1/51	502,256
132,427	Pool #RA5951, 2.50%, 9/1/51	112,376
2,599,306	Pool #RA6030, 2.50%, 10/1/51	2,189,427
61,484	Pool #RA6108, 3.50%, 3/1/52	55,936
861,486	Pool #RA6117, 2.50%, 10/1/51	731,129
942,483	Pool #RA6276, 2.50%, 11/1/51	799,491
329,789	Pool #RA6305, 2.50%, 11/1/51	279,754
1,023,545	Pool #RA6317, 2.50%, 11/1/51	861,827
76,805	Pool #RA6389, 2.50%, 11/1/51	65,368
1,634,520	Pool #RA6516, 2.50%, 12/1/51	1,375,257
1,251,883	Pool #RA6687, 3.00%, 1/1/52	1,097,143
2,393,471	Pool #RA6743, 2.50%, 1/1/52	2,013,825
1,753,412	Pool #RA6760, 3.00%, 2/1/52	1,536,680
737,277	Pool #RA6782, 3.00%, 2/1/52	650,928
1,821,274	Pool #RA6801, 3.00%, 2/1/52	1,605,101

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$3,363,924	Pool #RA6858, 3.00%, 3/1/52	$2,947,301
1,001,811	Pool #RA6930, 3.50%, 3/1/52	911,402
770,278	Pool #RA6978, 3.50%, 3/1/52	706,033
1,354,021	Pool #RA6983, 2.50%, 3/1/52	1,139,448
139,268	Pool #RA7146, 3.50%, 4/1/52	126,647
1,828,931	Pool #RA7162, 3.50%, 4/1/52	1,663,878
154,327	Pool #RA7284, 3.50%, 4/1/52	141,130
85,318	Pool #RA7344, 4.00%, 4/1/52	80,438
4,686,858	Pool #RA7454, 4.00%, 6/1/52	4,400,402
3,746,524	Pool #RA7469, 4.00%, 5/1/52	3,517,830
7,340,319	Pool #RA7503, 4.50%, 7/1/52	7,093,722
2,458,471	Pool #RA7714, 4.50%, 7/1/52	2,375,880
1,686,985	Pool #RA7872, 4.50%, 9/1/52	1,629,998
4,326,414	Pool #RA7897, 4.50%, 9/1/52	4,180,267
2,770,192	Pool #RA8627, 5.50%, 3/1/53	2,797,075
1,424,549	Pool #RA8684, 5.00%, 3/1/53	1,409,254
227,040	Pool #RA9790, 6.00%, 9/1/53	233,433
817,339	Pool #RA9975, 6.00%, 10/1/53	841,064
3,414,718	Pool #RJ2722, 5.00%, 10/1/54	3,369,289
6,564,668	Pool #RJ3358, 5.50%, 1/1/55	6,617,845
3,074,972	Pool #RJ3611, 5.50%, 2/1/55	3,097,210
1,658,431	Pool #RJ3612, 6.00%, 2/1/55	1,705,422
3,520,438	Pool #RJ5020, 6.00%, 10/1/55	3,618,153
2,652,401	Pool #RJ5044, 5.50%, 10/1/55	2,682,748
2,654,690	Pool #RJ5045, 6.00%, 10/1/55	2,732,778
2,615,669	Pool #RJ5445, 5.50%, 11/1/55	2,640,038
2,158,792	Pool #RJ5621, 5.00%, 12/1/55	2,132,349
2,832,609	Pool #RJ5975, 5.50%, 1/1/56	2,858,046
2,395,694	Pool #RJ5976, 5.00%, 1/1/56	2,364,770
1,690,086	Pool #RJ6467, 5.00%, 4/1/56	1,664,959
99,900	Pool #RJ6539, 5.00%, 5/1/56	98,609
2,448,872	Pool #WA3102, 2.89%, 5/1/29	2,349,179
940,198	Pool #WA3211, 1.91%, 9/1/35	759,149
1,027,867	Pool #WA3305, 1.75%, 6/1/37	787,619
250,000	Pool #WN2304, 4.45%, 12/1/32	247,156
1,000,000	Pool #WN3049, 2.39%, 9/1/31	907,532
25,897	Pool #ZA4891, 3.50%, 3/1/47	25,284
192,673	Pool #ZA4892, 4.00%, 5/1/47	182,922
566,773	Pool #ZA4912, 3.50%, 5/1/47	522,300
565,417	Pool #ZA4913, 4.00%, 5/1/47	536,753
830,616	Pool #ZA5070, 3.50%, 11/1/47	766,135
313,974	Pool #ZA5174, 3.50%, 12/1/47	290,004
838,338	Pool #ZA5238, 3.50%, 2/1/48	772,556
182,646	Pool #ZA5245, 3.50%, 1/1/48	168,467
571,731	Pool #ZA5253, 3.50%, 1/1/48	527,347
311,737	Pool #ZA5254, 4.00%, 1/1/48	296,713
442,040	Pool #ZA5308, 4.00%, 1/1/48	419,631
270,965	Pool #ZA5575, 4.00%, 7/1/48	256,958

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$324,958	Pool #ZA5645, 4.00%, 8/1/48	$308,611
54,850	Pool #ZA6576, 3.50%, 4/1/49	50,674
44,757	Pool #ZI0238, 5.00%, 6/1/33	45,015
96,518	Pool #ZI0412, 5.00%, 8/1/33	97,078
46,470	Pool #ZI0543, 4.50%, 8/1/33	46,174
45,076	Pool #ZI1023, 5.50%, 11/1/33	45,858
34,136	Pool #ZI1353, 5.50%, 1/1/34	34,728
95,173	Pool #ZI1493, 5.50%, 1/1/34	96,823
76,693	Pool #ZI1524, 5.50%, 2/1/34	78,023
48,872	Pool #ZI1689, 5.50%, 4/1/34	49,944
24,457	Pool #ZI1802, 5.50%, 4/1/34	24,541
98,677	Pool #ZI1991, 5.00%, 5/1/34	99,330
55,063	Pool #ZI2332, 5.00%, 6/1/34	55,428
106,739	Pool #ZI2939, 5.50%, 12/1/34	109,079
51,968	Pool #ZI3102, 5.00%, 1/1/35	52,305
62,450	Pool #ZI3254, 5.50%, 4/1/35	63,905
133,245	Pool #ZI3507, 5.00%, 9/1/35	134,264
55,284	Pool #ZI3713, 5.00%, 5/1/35	55,697
61,803	Pool #ZI4118, 5.50%, 1/1/36	63,250
111,021	Pool #ZI4120, 5.50%, 1/1/36	113,615
142,652	Pool #ZI4200, 5.50%, 2/1/36	145,980
61,818	Pool #ZI4201, 6.00%, 2/1/36	64,108
48,889	Pool #ZI4429, 5.00%, 6/1/35	49,260
44,150	Pool #ZI4521, 5.50%, 7/1/35	45,180
110,990	Pool #ZI4572, 5.50%, 8/1/35	113,579
31,239	Pool #ZI4704, 5.00%, 11/1/35	31,476
28,864	Pool #ZI4705, 5.00%, 11/1/35	29,082
39,057	Pool #ZI4706, 5.50%, 11/1/35	39,967
143,214	Pool #ZI4979, 6.00%, 6/1/36	149,043
139,664	Pool #ZI5912, 5.50%, 4/1/37	143,279
72,262	Pool #ZI6311, 5.50%, 6/1/37	74,132
49,111	Pool #ZI6814, 6.00%, 10/1/37	51,284
43,447	Pool #ZI6976, 5.50%, 7/1/37	44,572
175,450	Pool #ZI9925, 5.00%, 4/1/40	176,754
58,425	Pool #ZJ0038, 4.50%, 5/1/40	57,822
169,954	Pool #ZJ0482, 4.50%, 9/1/40	168,201
181,493	Pool #ZJ0844, 4.00%, 12/1/40	175,354
76,724	Pool #ZJ1264, 4.00%, 1/1/41	74,134
75,360	Pool #ZJ1444, 4.00%, 3/1/41	72,848
84,894	Pool #ZJ1445, 4.50%, 3/1/41	83,905
18,552	Pool #ZJ5458, 6.50%, 11/1/31	19,202
7,727	Pool #ZJ5928, 6.50%, 3/1/32	7,990
52,198	Pool #ZJ6638, 6.00%, 11/1/32	53,799
44,209	Pool #ZJ6955, 5.50%, 3/1/33	44,975
12,470	Pool #ZK4661, 2.50%, 11/1/27	12,279
228,672	Pool #ZL2630, 3.50%, 12/1/41	218,246
282,911	Pool #ZL2708, 3.50%, 1/1/42	266,849

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$582,581	Pool #ZL5676, 3.00%, 4/1/43	$527,346
335,156	Pool #ZL6090, 3.00%, 6/1/43	304,476
163,208	Pool #ZL6097, 3.00%, 6/1/43	147,734
303,128	Pool #ZL9372, 3.00%, 4/1/45	273,351
133,988	Pool #ZL9669, 3.50%, 6/1/45	124,733
173,324	Pool #ZM1422, 3.50%, 7/1/46	161,481
197,746	Pool #ZM1423, 3.50%, 7/1/46	182,706
143,284	Pool #ZM1736, 3.00%, 9/1/46	128,429
442,775	Pool #ZM1738, 3.00%, 9/1/46	396,470
489,002	Pool #ZM8750, 4.00%, 9/1/48	463,712
171,738	Pool #ZN1022, 4.00%, 11/1/48	162,856
49,543	Pool #ZN5321, 5.50%, 5/1/34	50,626
36,465	Pool #ZN5332, 5.00%, 11/1/34	36,706
244,385	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	240,416
473,160	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	465,680
194,305	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	191,307
344,826	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	328,603
350,884	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 4.41%, 6/25/39(b)	348,906
1,278,024	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,122,697
930,291	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	826,788
695,288	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	655,079
		205,806,801
Ginnie Mae — 2.5%
164,206	Pool #442423, 4.00%, 9/20/41	157,816
17,187	Pool #616936, 5.50%, 1/15/36	17,419
611,908	Pool #618363, 4.00%, 9/20/41	588,078
303,026	Pool #664269, 5.85%, 6/15/38	303,026
119,128	Pool #697672, 5.50%, 12/15/38	121,746
52,728	Pool #697814, 5.00%, 2/15/39	52,998
264,103	Pool #697885, 4.50%, 3/15/39	261,111
376,379	Pool #698113, 4.50%, 5/15/39	372,427
487,351	Pool #713519, 6.00%, 7/15/39	511,332
138,631	Pool #716822, 4.50%, 4/15/39	137,218
49,737	Pool #716823, 4.50%, 4/15/39	49,185
135,149	Pool #720080, 4.50%, 6/15/39	133,540
210,348	Pool #724629, 5.00%, 7/20/40	212,209
257,997	Pool #726550, 5.00%, 9/15/39	259,912
127,369	Pool #729346, 4.50%, 7/15/41	125,837
186,879	Pool #738844, 3.50%, 10/15/41	175,155
124,644	Pool #738845, 3.50%, 10/15/41	116,821
176,771	Pool #738862, 4.00%, 10/15/41	170,351
149,480	Pool #747241, 5.00%, 9/20/40	150,802
463,107	Pool #748654, 3.50%, 9/15/40	434,240
64,471	Pool #748846, 4.50%, 9/20/40	63,999
216,966	Pool #757016, 3.50%, 11/15/40	203,490
125,899	Pool #757017, 4.00%, 12/15/40	121,487

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$172,193	Pool #759297, 4.00%, 1/20/41	$163,932
113,306	Pool #759298, 4.00%, 2/20/41	109,716
124,589	Pool #762877, 4.00%, 4/15/41	120,061
70,107	Pool #763564, 4.50%, 5/15/41	69,264
152,080	Pool #770481, 4.00%, 8/15/41	146,557
102,439	Pool #770517, 4.00%, 8/15/41	98,718
99,747	Pool #770529, 4.00%, 8/15/41	96,122
37,018	Pool #770537, 4.00%, 8/15/41	35,937
109,392	Pool #770738, 4.50%, 6/20/41	108,494
134,702	Pool #779592, 4.00%, 11/20/41	129,478
84,277	Pool #779593, 4.00%, 11/20/41	80,998
83,993	Pool #AA6312, 3.00%, 4/15/43	79,018
275,664	Pool #AA6424, 3.00%, 5/15/43	250,428
262,688	Pool #AB2733, 3.50%, 8/15/42	249,371
255,712	Pool #AB2745, 3.00%, 8/15/42	232,935
484,092	Pool #AB2841, 3.00%, 9/15/42	440,974
38,117	Pool #AB2843, 3.00%, 9/15/42	34,723
337,935	Pool #AE6946, 3.00%, 6/15/43	305,961
58,240	Pool #AG8915, 4.00%, 2/20/44	56,202
152,670	Pool #AK6446, 3.00%, 1/15/45	137,967
260,210	Pool #AO3594, 3.50%, 8/20/45	240,813
133,622	Pool #AP3887, 3.50%, 9/20/45	123,634
200,726	Pool #AR4919, 3.50%, 3/20/46	185,022
426,609	Pool #AR4970, 3.50%, 4/20/46	393,216
370,616	Pool #AS2921, 3.50%, 4/20/46	341,610
320,346	Pool #AS4332, 3.00%, 6/20/46	288,642
371,032	Pool #AS5511, 3.50%, 3/20/46	341,989
633,942	Pool #AX7237, 3.50%, 11/20/46	584,319
513,415	Pool #BO2104, 3.00%, 8/20/49	454,434
1,208,933	Pool #BR3787, 3.00%, 12/20/49	1,070,052
232,928	Series 2012-100, Class B, 2.31%, 11/16/51(a)	220,137
168,253	Series 2012-107, Class A, 1.15%, 1/16/45	156,443
753,283	Series 2012-115, Class A, 2.13%, 4/16/45	656,071
685,428	Series 2012-120, Class A, 1.90%, 2/16/53	591,745
295,916	Series 2012-131, Class A, 1.90%, 2/16/53	256,202
88,230	Series 2012-144, Class AD, 1.77%, 1/16/53	78,574
54,791	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	49,025
23,356	Series 2013-29, Class AB, 1.77%, 10/16/45	22,902
202,888	Series 2013-97, Class AC, 2.00%, 6/16/45	186,271
26,987	Series 2015-107, Class AB, 2.50%, 11/16/49	24,390
178,161	Series 2015-114, Class AD, 2.50%, 11/15/51	173,274
125,628	Series 2015-128, Class AD, 2.50%, 12/16/50	119,690
96,419	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	94,361
733,813	Series 2015-135, Class AC, 2.35%, 4/16/49	647,847
265,807	Series 2015-136, Class AC, 2.50%, 3/16/47	246,342
92,184	Series 2015-15, Class A, 2.00%, 11/16/48	84,008
319,165	Series 2015-154, Class AD, 2.50%, 5/16/54	280,332

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$233,060	Series 2015-171, Class DA, 2.37%, 3/16/46	$209,942
165,530	Series 2015-22, Class A, 2.40%, 8/16/47	158,555
308,058	Series 2015-70, Class AB, 2.30%, 11/16/48	277,687
41,520	Series 2016-11, Class AD, 2.25%, 11/16/43	40,802
49,559	Series 2016-14, Class AB, 2.15%, 8/16/42	48,594
704,381	Series 2016-152, Class EA, 2.20%, 8/15/58	569,120
721,226	Series 2016-157, Class AC, 2.00%, 11/16/50	613,989
180,855	Series 2016-39, Class AH, 2.50%, 9/16/44	172,225
35,196	Series 2016-50, Class A, 2.30%, 7/16/52	34,624
269,233	Series 2016-64, Class CA, 2.30%, 3/16/45	257,896
141,567	Series 2016-94, Class AC, 2.20%, 8/16/57	118,189
77,212	Series 2016-96, Class BA, 1.95%, 3/16/43	74,658
447,638	Series 2017-127, Class AB, 2.50%, 2/16/59	371,241
670,282	Series 2017-135, Class AE, 2.60%, 10/16/58	561,891
270,076	Series 2017-140, Class A, 2.50%, 2/16/59	223,039
55,285	Series 2017-157, Class AH, 2.55%, 2/16/53	51,296
301,486	Series 2017-46, Class A, 2.50%, 11/16/57	248,953
200,450	Series 2017-71, Class AS, 2.70%, 4/16/57	184,034
107,660	Series 2017-9, Class AE, 2.40%, 9/16/50	99,293
379,159	Series 2018-2, Class AD, 2.40%, 3/16/59	335,100
164,774	Series 2018-26, Class AD, 2.50%, 3/16/52	155,825
		20,405,353
Small Business Administration — 5.8%
520,246	Pool #130612, 10.63%, 5/25/34	575,751
338,893	Pool #130614, 10.61%, 3/25/35	379,644
310,445	Pool #130616, 9.36%, 1/25/36	338,803
108,425	Pool #130618, 10.06%, 7/25/36	123,984
17,148	Pool #510751, (Prime Index + 0.325%), 7.08%, 6/25/30(b)	17,662
124,935	Pool #530089, (Prime Index - 0.125%), 6.63%, 1/25/47(b)	133,451
40,972	Pool #530222, (Prime Index + 0.635%), 7.39%, 7/25/32(b)	42,983
38,773	Pool #530390, (Prime Index - 1.000%), 5.75%, 11/25/33(b)	39,748
127,240	Pool #530413, (Prime Index + 0.825%), 7.58%, 1/25/34(b)	134,825
239,791	Pool #530536, (Prime Index - 2.600%), 4.15%, 3/25/34(b)	239,416
315,646	Pool #530566, (Prime Index + 1.625%), 8.38%, 5/25/34(b)	340,743
54,553	Pool #530594, (Prime Index + 3.625%), 10.38%, 2/25/34(b)	61,247
111,611	Pool #530597, (Prime Index + 3.375%), 10.13%, 6/25/34(b)	125,269
505,752	Pool #530624, (Prime Index + 3.375%), 10.13%, 5/25/34(b)	566,590
1,089,469	Pool #530625, (Prime Index + 3.625%), 10.38%, 8/25/34(b)	1,234,223
609,779	Pool #530626, (Prime Index + 1.625%), 8.38%, 8/25/34(b)	658,440
716,691	Pool #530627, (Prime Index + 2.125%), 8.88%, 8/25/34(b)	782,984
224,242	Pool #530674, (Prime Index + 0.375%), 7.13%, 10/25/34(b)	237,152
101,854	Pool #530676, (Prime Index + 1.605%), 8.36%, 10/25/34(b)	110,629
96,509	Pool #530704, (Prime Index + 0.855%), 7.61%, 12/25/34(b)	103,532
230,061	Pool #530708, (Prime Index + 1.605%), 8.36%, 12/25/34(b)	250,418
991,159	Pool #530709, (Prime Index + 3.355%), 10.11%, 12/25/34(b)	1,126,440
1,177,614	Pool #530710, (Prime Index + 1.855%), 8.61%, 12/25/34(b)	1,289,617
458,629	Pool #530731, (Prime Index + 0.250%), 7.00%, 1/25/35(b)	485,997

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$921,025	Pool #530756, (Prime Index + 3.355%), 10.11%, 3/25/35(b)	$1,051,680
513,234	Pool #530757, (Prime Index + 1.855%), 8.61%, 2/25/35(b)	564,084
840,990	Pool #530758, (Prime Index + 2.355%), 9.11%, 6/25/35(b)	937,333
390,265	Pool #530759, (Prime Index + 1.605%), 8.36%, 2/25/35(b)	426,807
163,787	Pool #530789, (Prime Index + 3.355%), 10.11%, 4/25/35(b)	187,413
183,338	Pool #530829, (Prime Index + 1.605%), 8.36%, 6/25/35(b)	201,543
891,903	Pool #530830, (Prime Index + 3.355%), 10.11%, 6/25/35(b)	1,022,816
419,895	Pool #530833, (Prime Index + 2.805%), 9.56%, 6/25/35(b)	473,245
116,105	Pool #530854, (Prime Index + 1.855%), 8.61%, 4/25/35(b)	128,336
408,199	Pool #530857, (Prime Index + 3.305%), 10.06%, 11/25/35(b)	469,509
461,035	Pool #530858, (Prime Index + 2.805%), 9.56%, 7/25/35(b)	520,385
66,198	Pool #530866, (Prime Index + 1.855%), 8.61%, 7/25/35(b)	73,387
572,585	Pool #530867, (Prime Index + 2.805%), 9.56%, 7/25/35(b)	648,817
91,474	Pool #530869, (Prime Index + 1.605%), 8.36%, 5/25/35(b)	100,426
638,517	Pool #530940, (Prime Index + 2.805%), 9.56%, 10/25/35(b)	725,565
137,619	Pool #530944, (Prime Index + 3.805%), 10.56%, 2/25/36(b)	161,744
37,151	Pool #530945, (Prime Index + 1.305%), 8.06%, 9/25/35(b)	40,754
31,865	Pool #530946, (Prime Index + 1.055%), 7.81%, 9/25/35(b)	34,665
40,472	Pool #530990, (Prime Index + 1.305%), 8.06%, 10/25/35(b)	44,508
292,461	Pool #530991, (Prime Index + 1.055%), 7.81%, 12/25/35(b)	319,635
241,598	Pool #530992, (Prime Index + 1.605%), 8.36%, 12/25/35(b)	268,254
162,736	Pool #530993, (Prime Index + 2.805%), 9.56%, 12/25/35(b)	186,931
301,566	Pool #531022, (Prime Index + 4.055%), 10.81%, 2/25/36(b)	360,575
445,389	Pool #531023, (Prime Index + 2.805%), 9.56%, 2/25/36(b)	513,468
254,986	Pool #531025, (Prime Index + 1.305%), 8.06%, 1/25/36(b)	280,596
193,240	Pool #531027, (Prime Index + 0.300%), 7.05%, 4/25/36(b)	207,447
28,258	Pool #531052, (Prime Index + 1.305%), 8.06%, 2/25/36(b)	31,184
169,050	Pool #531055, (Prime Index - 2.650%), 4.10%, 2/25/36(b)	168,831
250,678	Pool #531090, (Prime Index + 2.805%), 9.56%, 4/25/36(b)	289,837
242,622	Pool #531091, (Prime Index + 1.555%), 8.31%, 4/25/36(b)	270,497
2,980,522	Pool #531121, (Prime Index - 1.500%), 5.25%, 4/25/36(b)	3,081,551
1,330,946	Pool #531127, (Prime Index - 0.500%), 6.25%, 8/25/35(b)	1,409,564
5,369,597	Pool #531131, (Prime Index + 0.300%), 7.05%, 8/25/36(b)	5,787,051
2,380,000	Pool #531133, (Prime Index - 0.945%), 5.81%, 6/25/51(b)	2,536,534
3,000,000	Pool #531137, (Prime Index - 1.250%), 5.50%, 12/25/36(b)	3,133,378
1,332,904	Pool #531139, (Prime Index - 0.945%), 5.81%, 7/25/51(b)	1,420,647
84,430	Pool #531142, (Prime Index + 4.305%), 11.06%, 6/25/36(b)	102,778
1,476,795	Pool #531143, (Prime Index + 2.805%), 9.56%, 6/25/36(b)	1,716,922
394,418	Pool #531144, (Prime Index + 1.805%), 8.56%, 6/25/36(b)	443,740
1,558,140	Pool #531145, (Prime Index + 0.555%), 7.31%, 6/25/36(b)	1,692,679
63,506	Pool #540104, (Prime Index + 2.603%), 9.35%, 3/25/33(b)	68,903
328,766	Pool #540109, (Prime Index + 1.189%), 7.94%, 5/25/33(b)	351,186
62,948	Pool #540110, (Prime Index + 2.532%), 9.28%, 7/25/33(b)	68,418

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$1,795,000	Pool #540151, (Prime Index - 0.738%), 6.01%, 6/25/51(b)	$1,924,660
3,075,000	Pool #540152, (Prime Index + 1.000%), 7.75%, 6/25/36(b)	3,386,395
		47,234,226

Total U.S. Government Agency Backed Mortgages		875,681,183
(Cost $925,570,604)
U.S. Government Agency Obligations — 1.5%
Small Business Administration — 1.5%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	467
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,384
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	8,208
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	5,604
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	4,474
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	17,317
222,364	(Prime Index - 2.600%), 4.15%, 9/25/41(b)	219,967
57,466	(Prime Index - 2.600%), 4.15%, 9/25/41(b)	56,849
136,898	(Prime Index - 2.600%), 4.15%, 7/25/42(b)	135,930
248,297	(Prime Index - 2.550%), 4.20%, 7/25/42(b)	245,603
130,129	(Prime Index - 2.525%), 4.23%, 11/25/41(b)	128,706
39,988	(Prime Index - 2.500%), 4.25%, 2/25/28(b)	39,785
257,712	(Prime Index - 1.400%), 5.35%, 7/25/41(b)	262,750
67,684	6.08%, 12/19/29(b),(c)	67,966
581,175	(Prime Index - 0.675%), 6.08%, 9/25/43(b)	605,184
1,266,182	(Prime Index - 0.675%), 6.08%, 11/25/45(b)	1,322,173
472,855	(Prime Index - 0.675%), 6.08%, 1/25/46(b)	494,238
423,189	(Prime Index - 0.331%), 6.42%, 12/25/45(b)	446,473
93,101	(Prime Index - 0.305%), 6.45%, 2/25/40(b)	97,134
78,320	6.58%, 4/8/29(b),(c)	78,681
30,054	(Prime Index - 0.166%), 6.58%, 7/25/29(b)	30,509
52,583	(Prime Index - 0.064%), 6.69%, 6/25/29(b)	53,298
36,858	(Prime Index + 0.073%), 6.82%, 11/25/28(b)	37,267
26,761	(Prime Index + 0.118%), 6.87%, 12/25/40(b)	28,133
251,404	(Prime Index + 0.121%), 6.87%, 1/25/46(b)	268,085
84,621	(Prime Index + 0.208%), 6.96%, 8/25/29(b)	86,124
73,007	7.08%, 7/25/30	72,324
26,377	(Prime Index + 0.325%), 7.08%, 10/25/30(b)	27,169
1,038,979	(Prime Index + 0.325%), 7.08%, 11/25/30(b)	1,071,226
369,358	(Prime Index + 0.325%), 7.08%, 6/25/31(b)	382,329
393,807	(Prime Index + 0.325%), 7.08%, 7/25/31(b)	408,597
307,751	(Prime Index + 0.325%), 7.08%, 2/25/45(b)	327,608
667,642	(Prime Index + 0.325%), 7.08%, 8/25/46(b)	714,150
553,970	(Prime Index + 0.375%), 7.13%, 5/25/31(b)	573,583
113,049	(Prime Index + 0.375%), 7.13%, 10/25/31(b)	117,384
474,530	(Prime Index + 0.375%), 7.13%, 8/25/46(b)	508,792
318,847	(Prime Index + 0.575%), 7.33%, 4/25/31(b)	331,084
760,385	(Prime Index + 0.584%), 7.33%, 12/25/45(b)	817,051
9,458	(Prime Index + 0.700%), 7.45%, 2/25/28(b)	9,570

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$52,215	(Prime Index + 0.703%), 7.45%, 3/25/30(b)	$53,655
190,905	(Prime Index + 0.751%), 7.50%, 11/25/30(b)	198,428
96,929	(Prime Index + 0.770%), 7.52%, 6/25/29(b)	99,123
32,565	(Prime Index + 0.812%), 7.56%, 2/25/28(b)	32,972
61,353	(Prime Index + 0.821%), 7.57%, 8/25/30(b)	63,719
35,048	(Prime Index + 0.819%), 7.57%, 3/25/31(b)	36,573
433,096	(Prime Index + 0.825%), 7.58%, 9/25/31(b)	453,113
79,198	(Prime Index + 0.853%), 7.60%, 2/25/29(b)	80,845
30,833	(Prime Index + 0.863%), 7.61%, 2/25/30(b)	31,715
12,188	(Prime Index + 0.873%), 7.62%, 7/25/29(b)	12,538
6,462	(Prime Index + 0.902%), 7.65%, 1/25/29(b)	6,589
28,763	(Prime Index + 0.912%), 7.66%, 5/25/29(b)	29,547
235,512	(Prime Index + 0.954%), 7.70%, 12/25/30(b)	245,814
24,086	(Prime Index + 0.959%), 7.71%, 3/25/29(b)	24,602
8,666	(Prime Index + 0.976%), 7.73%, 11/25/28(b)	8,861
55,621	(Prime Index + 0.981%), 7.73%, 5/25/29(b)	56,959
60,004	(Prime Index + 0.984%), 7.73%, 1/25/31(b)	62,707
13,405	(Prime Index + 1.015%), 7.77%, 9/25/28(b)	13,656
71,821	(Prime Index + 1.023%), 7.77%, 2/25/31(b)	75,157
41,516	(Prime Index + 1.044%), 7.79%, 7/25/29(b)	42,584
40,741	(Prime Index + 1.044%), 7.79%, 9/25/29(b)	42,056
69,566	(Prime Index + 1.060%), 7.81%, 7/25/30(b)	72,317
79,375	(Prime Index + 1.066%), 7.82%, 12/25/29(b)	82,177
31,453	(Prime Index + 1.072%), 7.82%, 6/25/30(b)	32,727
11,792	(Prime Index + 1.148%), 7.90%, 9/25/28(b)	12,008
43,924	(Prime Index + 1.239%), 7.99%, 5/25/29(b)	45,384
36,421	(Prime Index + 1.240%), 7.99%, 6/25/29(b)	37,553
22,256	(Prime Index + 1.317%), 8.07%, 10/25/31(b)	23,481
130,136	(Prime Index + 1.345%), 8.10%, 6/25/31(b)	136,905
49,461	(Prime Index + 1.575%), 8.33%, 7/25/30(b)	51,572
11,333	9.08%, 9/25/29	11,466
25,402	(Prime Index + 2.325%), 9.08%, 10/25/30(b)	26,725
99,045	(Prime Index + 2.325%), 9.08%, 1/25/31(b)	104,709
47,283	9.88%, 6/7/29(c)	48,582
		12,460,995

Total U.S. Government Agency Obligations		12,460,995
(Cost $12,815,274)
Municipal Bonds — 1.4%
California — 0.7%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,812,018
750,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 7/31/26 @ 100	750,340
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	195,887

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,660,310
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,623,233
		6,041,788
Colorado — 0.00%
82,907	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	74,362

District of Columbia — 0.00%
232,508	District of Columbia Housing Finance Agency Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	214,799

Illinois — 0.00%
35,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 7/31/26 @ 100	35,042

Maine — 0.00%
250,000	Maine State Housing Authority Series B, 2.33%, 11/15/30	227,955

Minnesota — 0.1%
438,031	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	419,714

New York — 0.5%
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	198,145
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 7/31/26 @ 100	499,342
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	156,434
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	241,120
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 7/31/26 @ 100	991,766
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 7/31/26 @ 100	489,109
120,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 7/31/26 @ 100	120,087
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 7/31/26 @ 100	1,000,883
		3,696,886
Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	96,638

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Washington — 0.1%
$800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	$783,950

Total Municipal Bonds		11,591,134
(Cost $11,970,500)

Shares
Investment Company — 8.3%
67,851,975	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	67,851,975

Total Investment Company		67,851,975
(Cost $67,851,975)

Total Investments		$967,585,287
(Cost $1,018,208,353) — 118.3%
Liabilities in excess of other assets — (18.3)%		(149,897,230)
NET ASSETS — 100.0%		$817,688,057

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
Financial futures contracts as of June 30, 2026:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	180	September 2026	$44,627	USD	$20,244,375	Citigroup Global Markets Inc.
Total			$44,627

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

June 30, 2026 (Unaudited)
Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar